CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Preferred shares [Member]	Ordinary share [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]	Total
Beginning balance at Dec. 31, 2014	$ 226	$ 53	$ 20,720	$ (21,825)	$ (826)
Beginning balance, shares at Dec. 31, 2014	4,338,998	1,152,138
Conversion of preferred shares into ordinary shares	$ (226)		$ 226
Conversion of preferred shares into ordinary shares, shares	(4,338,998)	4,338,998
Reclassification of liability warrants to equity warrants			$ 233		$ 233
Issuance of ordinary shares in the IPO, net of issuance expenses in an amount of $2,945		$ 113	10,638		10,751
Issuance of ordinary shares in the IPO, net of issuance expenses in an amount of $2,945, shares		2,250,000
Issuance of ordinary shares in the Private Placement, net of issuance expenses in an amount of $1,225		$ 101	10,799		10,900
Issuance of ordinary shares in the Private Placement, net of issuance expenses in an amount of $1,225, shares		2,000,000
Exercise of warrants into ordinary shares		$ 37	(9)		28
Exercise of warrants into ordinary shares, shares		741,070
Share-based compensation			2,690		2,690
Issuance of ordinary share upon exercise of stock options by employees		$ 16			16
Issuance of ordinary share upon exercise of stock options by employees, shares		307,467
Capital investment			111		111
Net loss				(6,211)	(6,211)
Ending balance at Jun. 30, 2015		$ 546	5,182	(28,036)	17,692
Ending balance, shares at Jun. 30, 2015		10,789,673
Beginning balance at Dec. 31, 2015		$ 599	46,164	(34,115)	12,648
Beginning balance, shares at Dec. 31, 2015		11,811,709
Exercise of warrants into ordinary shares		$ 24	(19)		5
Exercise of warrants into ordinary shares, shares		442,770
Share-based compensation			794		$ 794
Issuance of ordinary share upon exercise of stock options by employees, shares
Net loss				(4,732)	$ (4,732)
Ending balance at Jun. 30, 2016		$ 623	$ 46,939	$ (38,847)	$ 8,715
Ending balance, shares at Jun. 30, 2016		12,254,479